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  U.S. Treasury Reserves Portfolio
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  PORTFOLIO OF INVESTMENTS  August 31, 1995
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
                                                             PRINCIPAL
                                                               AMOUNT
ISSUER                                                    (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS--105.9%
U.S. TREASURY BILLS -- 99.8%
     due 9/21/1995......................................     $ 34,009     $ 33,907,937
     due 9/28/1995......................................      120,485      119,998,077
     due 10/05/1995.....................................       43,490       43,268,506
     due 10/12/1995.....................................       70,000       69,568,703
     due 10/19/1995.....................................      184,155      182,819,403
     due 10/26/1995.....................................      115,605      114,650,087
     due 11/02/1995.....................................      105,000      104,035,254
     due 11/16/1995.....................................      110,110      108,838,950
     due 12/14/1995.....................................       54,375       53,525,467
                                                                          ------------
                                                                           830,612,384
                                                                          ------------


U.S. TREASURY NOTES -- 6.1%
     9.25% due 1/15/1996................................       50,000       50,623,642
                                                                          ------------
TOTAL INVESTMENTS, AT AMORTIZED COST ..........   105.9%                   881,236,026
OTHER ASSETS, LESS LIABILITIES ................    (5.9)                   (48,977,649)
                                                  -----                   ------------
NET ASSETS ....................................   100.0%                  $832,258,377
                                                  =====                   ============

See notes to financial statements

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  U.S. Treasury Reserves Portfolio
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STATEMENT OF ASSETS AND LIABILITIES August 31, 1995
------------------------------------------------------------------------------

ASSETS:
Investments, at amortized cost and value (Note 1A)............................................    $881,236,026
Cash..........................................................................................          54,248
Interest receivable...........................................................................         603,261
Deferred organization expenses (Note 1D)......................................................           1,210
                                                                                                  ------------
  Total assets................................................................................     881,894,745
                                                                                                  ------------
LIABILITIES:
Payable for investments purchased.............................................................      49,545,333
Payable to affiliate-- investment advisory fee (Note 2A)......................................          41,524
Accrued expenses and other liabilities........................................................          49,511
                                                                                                  ------------
  Total liabilities...........................................................................      49,636,368
                                                                                                  ------------
NET ASSETS....................................................................................    $832,258,377
                                                                                                  ============
REPRESENTED BY:
Paid-in capital for beneficial interests......................................................    $832,258,377
                                                                                                  ============
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  U.S. Treasury Reserves Portfolio
------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  For the Year Ended August 31, 1995
------------------------------------------------------------------------------

INTEREST INCOME (Note 1B)..................................................                        $41,794,322
EXPENSES:
Investment Advisory fees (Note 2A).........................................   $1,148,418
Administrative fees (Note 2B)..............................................      382,806
Custodian fees.............................................................      257,830
Auditing fees..............................................................       21,800
Trustee fees...............................................................       15,714
Legal fees.................................................................       11,529
Amortization of organization expenses (Note 1D)............................        4,307
Miscellaneous..............................................................       58,728
                                                                              ----------
  Total expenses...........................................................    1,901,132
  Less aggregate amount waived by Investment Adviser and
    Administrator (Notes 2A and 2B)........................................   (1,135,911)
                                                                              ----------
  Net expenses.............................................................                            765,221
                                                                                                   -----------
  Net investment income....................................................                        $41,029,101
                                                                                                   ===========

See notes to financial statements

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  U.S. Treasury Reserves Portfolio
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  STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                                                                   YEAR ENDED AUGUST 31,
                                                                                -------------------------
                                                                                  1995              1994
                                                                               ----------        ----------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:

Net investment income.....................................................  $   41,029,101   $    19,484,825
                                                                            --------------   ---------------
CAPITAL TRANSACTIONS:
Proceeds from contributions...............................................   2,996,270,146     1,195,331,966
Value of withdrawals......................................................  (2,931,609,982)   (1,010,065,239)
                                                                            --------------   ---------------
  Net increase in net assets from capital transactions....................      64,660,164       185,266,727
                                                                            --------------   ---------------
NET INCREASE IN NET ASSETS................................................     105,689,265       204,751,552
NET ASSETS:
Beginning of period.......................................................     726,569,112       521,817,560
                                                                            --------------   ---------------
End of period.............................................................  $  832,258,377   $   726,569,112
                                                                            ==============   ===============

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  U.S. Treasury Reserves Portfolio
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  FINANCIAL HIGHLIGHTS
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

                                                                                                                   MARCH 1, 1991
                                                  YEAR ENDED AUGUST 31,                                            (COMMENCEMENT
                                                 ----------------------    EIGHT MONTHS ENDED   YEAR ENDED       OF OPERATIONS) TO
                                                  1995            1994        AUGUST 31, 1993 DECEMBER 31, 1992  DECEMBER 31, 1991
                                                 ------          ------       --------------- -----------------  -----------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)      $832,258         $726,569          $521,818         $590,769           $675,332
Ratio of expenses to average net assets           0.10%            0.12%             0.20%<F1>        0.24%              0.19%<F1>
Ratio of net investment income to average
  net assets.............................         5.36%            3.43%             2.96%<F1>        3.59%              5.26%<F1>

Note: If the agents of the Portfolio  had not  voluntarily  waived a portion of their fees for the periods indicated, the ratios would have been as follows:
RATIOS:
Expenses to average net assets...........       0.25%            0.26%             0.25%<F1>         0.25%              0.25%<F1>
Net investment income to average
  net assets.............................       5.21%            3.30%             2.91%<F1>         3.58%              5.19%<F1>

<F1> Annualized.

See notes to financial statements

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  U.S. Treasury Reserves Portfolio
------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------


(1) SIGNIFICANT ACCOUNTING POLICIES
U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The significant accounting policies consistently followed by the Portfolio are in conformity with generally accepted accounting principles and are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INTEREST INCOME AND EXPENSES -- Interest income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

C. FEDERAL INCOME TAXES -- The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization have been deferred and are being amortized on a straight-line basis not to exceed five years.

E. OTHER -- Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
A. INVESTMENT ADVISORY FEES -- The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,148,418, of which $753,105 was voluntarily waived for the year ended August 31, 1995. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fee amounted to $382,806, all of which was voluntarily waived for the year ended August 31, 1995. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, maturities and sales of U.S. Treasury obligations, aggregated $9,905,935,862 and $9,782,029,952, respectively, for the year ended August 31, 1995.

(4) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1995, the commitment fee allocated to the Portfolio was $5,418. Since the line of credit was established, there have been no borrowings.

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  U.S. Treasury Reserves Portfolio
------------------------------------------------------------------------------
  INDEPENDENT AUDITORS' REPORT
------------------------------------------------------------------------------

 TO THE TRUSTEES AND INVESTORS OF U.S. TREASURY RESERVES PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1995 and 1994 and the financial highlights for each of the years in the two-year period ended August 31, 1995, the eight months ended August 31, 1993, the year ended December 31, 1992 and the period from March 1, 1991 (Commencement of Operations) to December 31, 1991. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1995, by correspondence with the Custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio at August 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 9, 1995